Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Note 6 – Cash and cash equivalents

	Year ended Dec 31, 2023	Year ended Dec 31, 2022
	(Audited)	(Audited)
Cash at bank	$32,460	$57,342
Fixed deposit with licensed bank	$17,423	$18,128
Total cash and cash equivalents	$49,883	$75,470

As at December 31, 2023 and December 31, 2022, the Company recorded cash and cash equivalents of $49,883 and $75,470 respectively which consists of cash on hand, bank balances and fixed deposit with licensed bank.